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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8934

ING Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258

(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated,

300 E. Lombard Street,

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 to June 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2008

Classes ADV, I and S

VP Strategic Allocation Funds-of-Funds

■	ING VP Strategic Allocation Conservative Portfolio

■	ING VP Strategic Allocation Growth Portfolio

■	ING VP Strategic Allocation Moderate Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those “best” days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,

CEO

ING Funds

August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008 . Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ADDITIONAL INFORMATION

ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio (collectively, the “Portfolios”) seek to achieve their individual investment objectives by investing in a combination of underlying funds according to each Portfolio’s target allocation. Effective on April 7, 2008, each of the Portfolios was converted to a fund-of-funds structure, whereby the Portfolios now seek to achieve their respective investment objectives through investments in certain affiliated underlying funds rather than through direct investments in individual securities. The Portfolios are managed by ING Investment Management Co. (“ING IM”) — the Sub-Adviser.

Portfolio Specifics: The Sub-Adviser uses the Strategic Allocation Conservative Composite, Strategic Allocation Growth Composite, and Strategic Allocation Moderate Composite indices as benchmarks to which it compares the performance of ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio, respectively. Each Composite Index is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index.

	Standard & Poor’s 500® Composite Stock Price Index(1)	Standard & Poor’s MidCap 400 Index(2)	Standard & Poor’s SmallCap 600 Index(3)	Morgan Stanley Capital International Europe, Australasia and Far East® Index(4)	Dow Jones Wilshire Real Estate Securities Index(5)	Lehman Brothers® Aggregate Bond Index(6)	30-Day U.S. T-Bill(7)
Strategic Allocation Conservative Composite	18%	3%	3%	11%	10%	50%	5%
Strategic Allocation Growth Composite	36%	9%	9%	25%	6%	13%	2%
Strategic Allocation Moderate Composite	27%	6%	6%	18%	8%	32%	3%

(1)	The Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.
(2)

The Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is a market capitalization-weighted index of 400 mid-capitalization stocks chosen for market size, liquidity, and industry group representation.

(3)	The Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”) is an unmanaged index that measures the performance of the small-size company segment of the U.S. market.
(4)

The Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE® Index”) is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(5)	The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies.
(6)

The Lehman Brothers® Aggregate Bond Index (“LBAB Index”) is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed, asset backed and corporate debt securities.

(7)	The 30-Day U.S. T-Bill is a U.S government issued short-term debt sold at a discount and then redeemed at maturity at the full face value.

The following table illustrates the asset allocation of each Portfolio to the underlying asset class allocation targets as of June 30, 2008.

Underlying Asset Allocation Targets(8)	ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio
U.S. Large-Capitalization Stocks	18%	36%	27%
U.S. Mid-Capitalization Stocks	3%	9%	6%
U.S. Small-Capitalization Stocks	3%	9%	6%
Non-U.S./International (including emerging markets) Stocks	11%	25%	18%
Real Estate Stocks	10%	6%	8%
Fixed-Income Securities (without limitations on credit rating or maturity)	50%	13%	32%
Cash	5%	2%	3%

	100%	100%	100%

(8)

Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets). As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

All indices are unmanaged.

An investor cannot invest directly in an index.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Strategic Allocation Conservative Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$930.30	0.90%	$4.32
Class I	1,000.00	934.10	0.40	1.92
Class S	1,000.00	933.00	0.65	3.12
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.39	0.90%	$4.52
Class I	1,000.00	1,022.87	0.40	2.01
Class S	1,000.00	1,021.63	0.65	3.27

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP Strategic Allocation Growth Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$885.60	0.96%	$4.50
Class I	1,000.00	888.10	0.46	2.16
Class S	1,000.00	887.20	0.71	3.33
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.09	0.96%	$4.82
Class I	1,000.00	1,022.58	0.46	2.31
Class S	1,000.00	1,021.33	0.71	3.57
ING VP Strategic Allocation Moderate Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$903.40	0.95%	$4.50
Class I	1,000.00	906.80	0.45	2.13
Class S	1,000.00	906.10	0.70	3.32
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.14	0.95%	$4.77
Class I	1,000.00	1,022.63	0.45	2.26
Class S	1,000.00	1,021.38	0.70	3.52

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio
ASSETS:
Investments in affiliated underlying funds*	$113,058,995	$215,149,519	$216,152,217
Short-term investments in affiliated underlying funds at amortized cost	6,237,961	4,715,307	7,097,817
Cash	4,361,653	3,689,513	7,299,476
Foreign currencies at value**	5,675	22,928	15,515
Receivables:
Investments in affiliated underlying funds sold	571,367	854,041	1,627,430
Fund shares sold	18,290	5,432	7,344
Dividends and interest	19,486	70,760	27,270
Prepaid expenses	3,842	7,731	7,552
Reimbursement due from manager	4,514	5,257	11,408

Total assets	124,281,783	224,520,488	232,246,029

LIABILITIES:
Payable for fund shares redeemed	590,173	861,924	1,636,451
Payable to affiliates	13,958	26,031	26,370
Payable for directors fees	6,486	476	3,858
Other accrued expenses and liabilities	27,141	47,810	51,104
Payable for borrowings against line of credit	4,360,000	3,690,000	7,300,000

Total liabilities	4,997,758	4,626,241	9,017,783

NET ASSETS	$119,284,025	$219,894,247	$223,228,246

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$123,376,467	$225,219,689	$228,914,842
Undistributed net investment income	1,178,917	1,202,049	1,589,810
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(903,687)	5,729,031	3,100,290
Net unrealized depreciation on investments and foreign currency related transactions	(4,367,672)	(12,256,522)	(10,376,696)

NET ASSETS	$119,284,025	$219,894,247	$223,228,246

* Cost of investments in affiliated underlying funds	$117,427,821	$227,415,236	$226,530,737
** Cost of foreign currencies	$5,665	$23,127	$15,652

Class ADV:
Net assets	$843	$759	$796
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	76	61	67
Net asset value and redemption price per share	$11.10	$12.52	$11.82
Class I:
Net assets	$117,525,036	$218,052,121	$220,374,374
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,520,333	17,347,054	18,564,962
Net asset value and redemption price per share	$11.17	$12.57	$11.87
Class S:
Net assets	$1,758,146	$1,841,367	$2,853,076
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	158,265	147,312	241,268
Net asset value and redemption price per share	$11.11	$12.50	$11.83

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$451,342	$1,212,554	$1,052,201
Interest	880,383	428,138	918,446
Securities lending income	108,548	111,235	157,758

Total investment income	1,440,273	1,751,927	2,128,405

EXPENSES:
Investment management fees	230,039	432,061	433,036
Distribution and service fees:
Class ADV	4	4	4
Class S	2,126	1,727	2,595
Transfer agent fees	105	196	196
Administrative service fees	34,894	65,836	66,028
Shareholder reporting expense	6,413	39,627	41,120
Registration fees	—	96	198
Professional fees	11,354	13,918	13,586
Custody and accounting expense	15,353	29,890	34,792
Directors fees	6,006	10,508	9,646
Miscellaneous expense	2,633	3,822	3,346
Interest expense	911	771	1,526

Total expenses	309,838	598,456	606,073
Net waived and reimbursed fees	(52,117)	(46,070)	(65,777)

Net expenses	257,721	552,386	540,296

Net investment income	1,182,552	1,199,541	1,588,109

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS
Net realized gain (loss) on:
Investments	(960,339)	7,118,032	4,386,401
Foreign currency related transactions	674	4,289	3,899
Futures	546,955	23,203	470,606
Swaps	(21,370)	(13,243)	(23,618)

Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(434,080)	7,132,281	4,837,288

Net change in unrealized appreciation or depreciation on:
Investments	(9,473,904)	(37,596,615)	(30,364,239)
Foreign currency related transactions	626	3,694	860
Futures	(14,927)	50,884	(48,155)
Swaps	(1,256)	(775)	(1,384)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(9,489,461)	(37,542,812)	(30,412,918)

Net realized and unrealized loss on investments, foreign currency related transactions, futures, and swaps	(9,923,541)	(30,410,531)	(25,575,630)

Decrease in net assets resulting from operations	$(8,740,989)	$(29,210,990)	$(23,987,521)

* Foreign taxes withheld	$2,548	$15,999	$11,322
(1) Dividends from affiliated underlying funds	$196,400	$190,688	$226,262

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Strategic Allocation Conservative Portfolio		ING VP Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$1,182,552	$4,851,387	$1,199,541	$5,209,628
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(434,080)	10,002,461	7,132,281	31,053,080
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(9,489,461)	(6,765,319)	(37,542,812)	(21,450,563)

Increase (decrease) in net assets resulting from operations	(8,740,989)	8,088,529	(29,210,990)	14,812,145

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(35)	(34)	(17)	(18)
Class I	(4,826,048)	(4,671,907)	(5,205,257)	(5,100,107)
Class S	(60,248)	(26,838)	(20,702)	(4,948)
Net realized gains:
Class ADV	(75)	(26)	(116)	(60)
Class I	(9,527,565)	(3,523,332)	(29,584,058)	(17,046,119)
Class S	(124,012)	(21,032)	(122,997)	(18,055)

Total distributions	(14,537,983)	(8,243,169)	(34,933,147)	(22,169,307)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,891,650	14,766,602	5,524,310	13,458,976
Reinvestment of distributions	14,537,873	8,243,110	34,933,017	22,169,228

	21,429,523	23,009,712	40,457,327	35,628,204
Cost of shares redeemed	(17,334,647)	(31,501,546)	(26,731,770)	(56,718,248)

Net increase (decrease) in net assets resulting from capital share transactions	4,094,876	(8,491,834)	13,725,557	(21,090,044)

Net decrease in net assets	(19,184,096)	(8,646,474)	(50,418,580)	(28,447,206)

NET ASSETS:
Beginning of period	138,468,121	147,114,595	270,312,827	298,760,033

End of period	$119,284,025	$138,468,121	$219,894,247	$270,312,827

Undistributed net investment income at end of period	$1,178,917	$4,882,696	$1,202,049	$5,228,484

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$1,588,109	$6,656,728
Net realized gain on investments, foreign currency related transactions, futures, and swaps	4,837,288	27,003,075
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(30,412,918)	(18,201,693)

Increase (decrease) in net assets resulting from operations	(23,987,521)	15,458,110

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(21)	(24)
Class I	(6,653,236)	(6,567,496)
Class S	(32,570)	(15,830)
Net realized gains:
Class ADV	(105)	(40)
Class I	(26,032,806)	(10,985,363)
Class S	(136,028)	(28,566)

Total distributions	(32,854,766)	(17,597,319)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,666,326	16,379,652
Reinvestment of distributions	32,854,640	17,597,255

	40,520,966	33,976,907
Cost of shares redeemed	(25,402,238)	(66,295,052)

Net increase (decrease) in net assets resulting from capital share transactions	15,118,728	(32,318,145)

Net decrease in net assets	(41,723,559)	(34,457,354)

NET ASSETS:
Beginning of period	264,951,805	299,409,159

End of period	$223,228,246	$264,951,805

Undistributed net investment income at end of period	$1,589,810	$6,687,528

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.44	13.53		13.53
Income (loss) from investment operations:
Net investment income (loss)	$0.08	0.38	*	(0.00	)**
Net realized and unrealized gain (loss) on investments	$(0.97)	0.32		—
Total from investment operations	$(0.89)	0.70		(0.00	)**
Less distributions from:
Net investment income	$0.46	0.45		—
Net realized gains on investments	$0.99	0.34		—
Total distributions	$1.45	0.79		—
Net asset value, end of period	$11.10	13.44		13.53
Total Return(2)%	(6.97)	5.43		—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1		1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.99	1.23		1.22
Net expenses after expense waiver(3)(4)%	0.90 †	1.15	†	1.15
Net investment income (loss) after expense waiver(3)(4)%	1.30 †	2.86	†	(1.15)
Portfolio turnover rate %	235	422		335

	Class I
	Six Months Ended June 30, 2008	Year Ended December 31,
		2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$13.51	13.55		13.27		13.04	12.31	11.09
Income (loss) from investment operations:
Net investment income	$0.14	0.46	*	0.42	*	0.34	0.25	0.25
Net realized and unrealized gain (loss) on investments	$(0.99)	0.29		0.64		0.15	0.72	1.25
Total from investment operations	$(0.85)	0.75		1.06		0.49	0.97	1.50
Less distributions from:
Net investment income	$0.50	0.45		0.35		0.26	0.24	0.28
Net realized gains on investments	$0.99	0.34		0.43		—	—	—
Total distributions	$1.49	0.79		0.78		0.26	0.24	0.28
Net asset value, end of period	$11.17	13.51		13.55		13.27	13.04	12.31
Total Return(2)%	(6.59)	5.80		8.37		3.83	7.99	13.65
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$117,525	136,938		146,397		151,565	151,489	135,628
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.49	0.73		0.72		0.75	0.70	0.74
Net expenses after expense waiver(3)(4)%	0.40 †	0.65	†	0.65		0.65	0.65	0.65
Net investment income after expense waiver(3)(4)%	1.87 †	3.40	†	3.18		2.53	2.16	2.18
Portfolio turnover rate %	235	422		335		364	317	332
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30, 2008		Year Ended December 31,				August 5, 2005(1) to December 31, 2005
			2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.44		13.50		13.25		13.06
Income (loss) from investment operations:
Net investment income	$0.09	*	0.42	*	0.39	*	0.06
Net realized and unrealized gain (loss) on investments	$(0.95)		0.29		0.64		0.13
Total from investment operations	$(0.86)		0.71		1.03		0.19
Less distributions from:
Net investment income	$0.48		0.43		0.35		—
Net realized gains on investments	$0.99		0.34		0.43		—
Total distributions	$1.47		0.77		0.78		—
Net asset value, end of period	$11.11		13.44		13.50		13.25
Total Return(2)%	(6.70)		5.53		8.13		1.45
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,758		1,529		717		118
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.74		0.98		0.97		1.00
Net expenses after expense waiver(3)(4)%	0.65	†	0.90	†	0.90		0.90
Net investment income after expense waiver(3)(4)%	1.44	†	3.18	†	3.00		2.68
Portfolio turnover rate %	235		422		335		364
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
*	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$16.50	17.06		17.06
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.22		(0.00	)**
Net realized and unrealized gain (loss) on investments	$(1.81)	0.53		—
Total from investment operations	$(1.76)	0.75		(0.00	)**
Less distributions from:
Net investment income	$0.29	0.30		—
Net realized gains on investments	$1.93	1.01		—
Total distributions	$2.22	1.31		—
Net asset value, end of period	$12.52	16.50		17.06
Total Return(2)%	(11.44)	4.62		—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1		1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.00	1.21		1.21
Net expenses after expense waiver(3)(4)%	0.96 †	1.21	†	1.21
Net investment income (loss) after expense waiver(3)(4)%	0.66 †	1.34	†	(1.21)
Portfolio turnover rate %	191	240		233

	Class I
	Six Months Ended June 30, 2008	Year Ended December 31,
		2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$16.57	17.06		15.48		14.76	13.32	10.81
Income (loss) from investment operations:
Net investment income	$0.09	0.30	*	0.28	*	0.22	0.18	0.15
Net realized and unrealized gain (loss) on investments	$(1.82)	0.52		1.73		0.68	1.41	2.47
Total from investment operations	$(1.73)	0.82		2.01		0.90	1.59	2.62
Less distributions from:
Net investment income	$0.34	0.30		0.22		0.18	0.15	0.11
Net realized gains on investments	$1.93	1.01		0.21		—	—	—
Total distributions	$2.27	1.31		0.43		0.18	0.15	0.11
Net asset value, end of period	$12.57	16.57		17.06		15.48	14.76	13.32
Total Return(2)%	(11.19)	5.04		13.19		6.20	12.01	24.34
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$218,052	269,587		298,451		287,566	263,494	219,260
Ratios to average net assets:
Gross expenses prior to expense waiver/recoupment(3)%	0.50	0.71		0.71		0.73	0.70	0.74
Net expenses after expense waiver/recoupment(3)(4)%	0.46 †	0.71	†	0.71		0.73	0.70	0.75
Net investment income after expense waiver/recoupment(3)(4)%	1.01 †	1.79	†	1.77		1.43	1.46	1.32
Portfolio turnover rate %	191	240		233		232	205	232
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30, 2008		Year Ended December 31,				August 5, 2005(1) to December 31, 2005
			2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$16.49		17.00		15.46		14.98
Income (loss) from investment operations:
Net investment income	$0.02	*	0.26	*	0.23	*	0.06
Net realized and unrealized gain (loss) on investments	$(1.76)		0.52		1.73		0.42
Total from investment operations	$(1.74)		0.78		1.96		0.48
Less distributions from:
Net investment income	$0.32		0.28		0.21		—
Net realized gains on investments	$1.93		1.01		0.21		—
Total distributions	$2.25		1.29		0.42		—
Net asset value, end of period	$12.50		16.49		17.00		15.46
Total Return(2)%	(11.28)		4.77		12.91		3.20
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,841		725		308		29
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.75		0.96		0.96		0.98
Net expenses after expense waiver(3)(4)%	0.71	†	0.96†		0.96		0.98
Net investment income after expense waiver (3)(4)%	0.25	†	1.55	†	1.47		1.27
Portfolio turnover rate %	191		240		233		232
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$15.07	15.32		15.32
Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.27		(0.00	)**
Net realized and unrealized gain (loss) on investments	$(1.43)	0.44		—
Total from investment operations	$(1.37)	0.71		(0.00	)**
Less distributions from:
Net investment income	$0.32	0.36		—
Net realized gains on investments	$1.56	0.60		—
Total distributions	$1.88	0.96		—
Net asset value, end of period	$11.82	15.07		15.32
Total Return(2)%	(9.66)	4.87		—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1		1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.00	1.22		1.21
Net expenses after expense waiver(3)(4)%	0.95 †	1.20	†	1.20
Net investment income (loss) after expense waiver(3)(4)%	0.87 †	1.83	†	(1.20)
Portfolio turnover rate %	211	302		258

	Class I
	Six Months Ended June 30, 2008	Year Ended December 31,
		2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$15.16	15.32		14.35		13.91		12.78	10.86
Income (loss) from investment operations:
Net investment income	$0.10	0.36	*	0.33	*	0.26	*	0.20	0.18
Net realized and unrealized gain (loss) on investments	$(1.43)	0.44		1.23		0.39		1.09	1.92
Total from investment operations	$(1.33)	0.80		1.56		0.65		1.29	2.10
Less distributions from:
Net investment income	$0.40	0.36		0.27		0.21		0.16	0.18
Net realized gains on investments	$1.56	0.60		0.32		—		—	—
Total distributions	$1.96	0.96		0.59		0.21		0.16	0.18
Net asset value, end of period	$11.87	15.16		15.32		14.35		13.91	12.78
Total Return(2)%	(9.32)	5.48		11.17		4.70		10.23	19.47
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$220,374	263,759		298,715		289,673		268,292	208,837
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.50	0.72		0.71		0.74		0.70	0.74
Net expenses after expense waiver(3)(4)%	0.45 †	0.70	†	0.70		0.70		0.70	0.70
Net investment income after expense waiver(3)(4)%	1.33 †	2.36	†	2.26		1.89		1.77	1.75
Portfolio turnover rate %	211	302		258		301		262	278
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30, 2008		Year Ended December 31,				June 7, 2005(1) to December 31, 2005
			2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$15.10		15.27		14.34		14.02
Income (loss) from investment operations:
Net investment income	$0.03	*	0.32	*	0.29	*	0.17	*
Net realized and unrealized gain (loss) on investments	$(1.37)		0.44		1.22		0.36
Total from investment operations	$(1.34)		0.76		1.51		0.53
Less distributions from:
Net investment income	$0.37		0.33		0.26		0.21
Net realized gains on investments	$1.56		0.60		0.32		—
Total distributions	$1.93		0.93		0.58		0.21
Net asset value, end of period	$11.83		15.10		15.27		14.34
Total Return(2)%	(9.39)		5.25		10.80		3.81
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,853		1,192		693		362
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.75		0.97		0.96		0.99
Net expenses after expense waiver(3)(4)%	0.70	†	0.95	†	0.95		0.95
Net investment income after expense waiver(3)(4)%	0.40	†	2.11	†	2.00		1.80
Portfolio turnover rate %	211		302		258		301
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company.

The Company is incorporated under the laws of Maryland on October 14, 1994. There are three separate investment portfolios (each a “Portfolio”, collectively the “Portfolios”) that comprise the Company, ING VP Strategic Allocation Conservative Portfolio (“VP Strategic Allocation Conservative”), ING VP Strategic Allocation Growth Portfolio (“VP Strategic Allocation Growth”) and ING VP Strategic Allocation Moderate Portfolio (“VP Strategic Allocation Moderate”). On April 7, 2008, each of the Portfolios was converted from a mutual fund, which invested directly in securities, to a fund-of-funds, which invests in other mutual funds. Each Portfolio currently seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds.

VP Strategic Allocation Conservative seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.

VP Strategic Allocation Growth seeks to provide capital appreciation.

VP Strategic Allocation Moderate seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Each Portfolio offers Adviser (“ADV”) Class, Class I and Class S shares. The three classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including shareholder servicing fees.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio’s behalf.

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has engaged ING IM, a Connecticut corporation, to serve as the sub-adviser to the Portfolios. ING Funds Distributor, LLC (the “Distributor” or ”IFD”) is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.

Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES (continued)

traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

For the period beginning April 7, 2008, with the conversion to a fund-of-funds structure, the valuations of the Portfolios’ investments in Underlying Funds are based on the NAVs of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold.

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

Effective April 7, 2008, with the conversion to a fund-of-funds structure, capital gain dividends from Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES (continued)

risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments and certain Underlying Funds which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Foreign Currency Transactions and Futures Contracts. The Portfolios and certain Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios and certain Underlying Funds either enter into these transactions on a spot basis and certain Underlying Funds at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio and certain Underlying Funds may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio or an Underlying Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio or an Underlying Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by a Portfolio or an Underlying Fund. When the contract is closed, the Portfolio or an

Underlying Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.	Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.

Repurchase Agreements. Each Portfolio and certain Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio and certain Underlying Funds will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio or an Underlying Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Portfolio or Underlying Fund in the event a Portfolio or Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Securities Lending. Each Portfolio and certain Underlying Funds has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, each Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio or Underlying Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.	Illiquid and Restricted Securities. Each Portfolio and certain Underlying Funds may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Each Portfolio and certain Underlying Funds may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.	When-Issued and Delayed-Delivery Transactions. Each Portfolio and certain Underlying Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios and certain Underlying Funds are required to segregate liquid assets sufficient to cover the purchase price.

L.	Mortgage Dollar Roll Transactions. In connection with a Portfolio’s and certain Underlying Funds ability to purchase or sell securities on a when-issued basis, each Portfolio may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio or Underlying Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios and certain Underlying Funds account for dollar roll transactions as purchases and sales.

M.

Swap Contracts. The Portfolios and certain Underlying Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap, if any, are recognized by marking-to-market the value of the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES (continued)

swap and is recorded as an unrealized gain or loss on the Statements of Operations. Upfront payments made and/or received by the Portfolio or Underlying Fund, are recorded as an asset or liability on the Statements of Assets or Liabilities. Periodic payments made and/or received are recorded as a realized gain or loss on the Statements of Operations. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.

N.	Options Contracts. The Portfolios and certain Underlying Funds may purchase put and call options and may write (sell) put options and covered call options. The Portfolios and certain Underlying Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios or Underlying Fund upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios or Underlying Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios and certain Underlying Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios or Underlying Fund pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

O.	Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from the sale of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
VP Strategic Allocation Conservative	$168,222,911	$131,666,172
VP Strategic Allocation Growth	377,598,562	361,385,815
VP Strategic Allocation Moderate	365,627,862	329,163,107

U.S. government securities not included above were as follows:

	Purchases	Sales
VP Strategic Allocation Conservative	$117,939,800	$170,212,956
VP Strategic Allocation Growth	79,029,378	124,282,689
VP Strategic Allocation Moderate	133,836,932	194,926,936

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser.

As of April 7, 2008, during periods when each Portfolio invests all, or substantially all of its assets in another investment company, the Investment Management Agreement compensates the Investment Adviser with a fee of 0.08%, computed daily and payable monthly, based on the average daily net assets of each Portfolio.

As of April 7, 2008, during periods when the Portfolios invest directly in investment securities, each Portfolio pays the Investment Adviser a fee of 0.60%, computed daily and payable monthly, based on the amount of average daily net assets of each Portfolio invested in such direct investment.

Prior to April 7, 2008, the Investment Management Agreement compensated the Investment Adviser with a fee of 0.60%, computed daily and payable monthly, based on the average daily net assets of each Portfolio.

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

ING Funds are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the period from January 1, 2008 to April 4, 2008, the Investment Adviser for VP Strategic Allocation Conservative, VP Strategic Allocation Growth and VP Strategic Allocation Moderate waived $4,543, $4,323 and $5,231 of such management fees, respectively. These fees are not subject to recoupment. Effective April 7, 2008, the Portfolios converted to a fund-of-funds structure. ING Institutional Prime Money Market Fund is now part of the underlying fund universe and the management fee waiver is no longer applicable.

Pursuant to the Administration Agreement, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTE 5 — DISTRIBUTION FEES

ADV Class shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

Class S shares of the respective Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S of the Portfolios pays the Distributor Distribution Fees at a rate of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2008, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
VP Strategic Allocation Conservative	$8,059	$5,530	$369	$13,958
VP Strategic Allocation Growth	15,195	10,438	398	26,031
VP Strategic Allocation Moderate	15,278	10,490	602	26,370

At June 30, 2008, the following wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — VP Strategic Allocation Conservative (95.34%); VP Strategic Allocation Growth (95.58%); and VP Strategic Allocation Moderate (96.08%)

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — EXPENSE LIMITATIONS

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreements”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S
VP Strategic Allocation Conservative	1.15%	0.65%	0.90%
VP Strategic Allocation Growth(2)	1.25%	0.75%	1.00%
VP Strategic Allocation Moderate	1.20%	0.70%	0.95%

(1)	These operating expense limits take into account operating expenses incurred at the underlying fund level.
(2)

Effective April 4, 2008, pursuant to a side agreement, ING Investments has lowered the expense limits for Class ADV, Class I and Class S of VP Strategic Allocation Growth to 1.21%, 0.71% and 0.96%, respectively, through at least April 4, 2011. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments elects to renew it.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS (continued)

expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2008, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2009	2010	2011	Total
VP Strategic Allocation Conservative	$114,945	$103,772	$102,333	$321,050
VP Strategic Allocation Growth	—	—	41,747	41,747
VP Strategic Allocation Moderate	18,087	29,006	94,955	142,048

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other Portfolios managed by the Investment

Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2008.

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
VP Strategic Allocation Conservative(1)	3	$4,360,000	2.55%
VP Strategic Allocation Growth(1)	3	3,690,000	2.55
VP Strategic Allocation Moderate(1)	3	7,300,000	2.55

(1)

At June 30, 2008, VP Strategic Allocation Conservative, VP Strategic Allocation Growth, and VP Strategic Allocation Moderate had outstanding balances of $4,360,000, $3,690,000, and $7,300,000, respectively.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP Strategic Allocation Conservative (Number of Shares)
Shares sold	—	2	506,115	1,021,860	42,260	80,497
Reinvestment of distributions	—	—	1,242,737	632,837	16,037	3,708
Shares redeemed	—	—	(1,364,142)	(2,322,499)	(13,764)	(23,551)

Net increase (decrease) in shares outstanding	—	2	384,710	(667,802)	44,533	60,654

VP Strategic Allocation Conservative ($)
Shares sold	$—	$26	$6,382,681	$13,694,216	$508,969	$1,072,360
Reinvestment of distributions	—	—	14,353,613	8,195,239	184,260	47,871
Shares redeemed	—	—	(17,169,976)	(31,185,628)	(164,671)	(315,918)

Net increase (decrease)	$—	$26	$3,566,318	$(9,296,173)	$528,558	$804,313

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP Strategic Allocation Growth (Number of Shares)
Shares sold	—	1	287,093	759,726	105,396	39,308
Reinvestment of distributions	1	—	2,623,629	1,381,549	10,886	1,439
Shares redeemed	—	—	(1,837,835)	(3,363,321)	(12,930)	(14,924)

Net increase (decrease) in shares outstanding	1	1	1,072,887	(1,222,046)	103,352	25,823

VP Strategic Allocation Growth ($)
Shares sold	$—	$16	$4,080,405	$12,807,326	$1,443,905	$651,634
Reinvestment of distributions	13	—	34,789,315	22,146,225	143,689	23,003
Shares redeemed	—	—	(26,555,681)	(56,476,252)	(176,089)	(241,996)

Net increase (decrease)	$13	$16	$12,314,039	$(21,522,701)	$1,411,505	$432,641

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP Strategic Allocation Moderate (Number of Shares)
Shares sold	—	2	413,027	1,037,764	164,929	41,840
Reinvestment of distributions	—	—	2,635,971	1,203,900	13,641	3,051
Shares redeemed	—	—	(1,884,081)	(4,343,607)	(16,220)	(11,363)

Net increase (decrease) in shares outstanding	—	2	1,164,917	(2,101,943)	162,350	33,528

VP Strategic Allocation Moderate ($)
Shares sold	$—	$30	$5,607,851	$15,746,184	$2,058,475	$633,438
Reinvestment of distributions	—	—	32,686,040	17,552,859	168,600	44,396
Shares redeemed	—	—	(25,197,183)	(66,122,963)	(205,055)	(172,089)

Net increase (decrease)	$—	$30	$13,096,708	$(32,823,920)	$2,022,020	$505,745

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2008, the Portfolios had no securities on loan.

NOTE 11 — CONCENTRATION OF INVESTMENT RISK

Investment by Funds-of-Funds. Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — CONCENTRATION OF INVESTMENT RISK (continued)

each Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of Underlying Funds, including the withholding of dividends. Certain Underlying Funds may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Underlying Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Underlying

Fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.

Emerging Markets Investments. Certain Underlying Funds may invest in emerging markets. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

NOTE 12 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
VP Strategic Allocation Conservative	$8,091,581	$6,446,402	$5,506,546	$2,736,623
VP Strategic Allocation Growth	11,659,700	23,273,447	9,499,660	12,669,647
VP Strategic Allocation Moderate	13,352,070	19,502,696	9,078,873	8,518,446

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

The tax-basis components of distributable earnings as of December 31, 2007 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
VP Strategic Allocation Conservative	$8,081,590	$6,441,002	$4,663,938
VP Strategic Allocation Growth	11,650,129	23,267,715	23,900,851
VP Strategic Allocation Moderate	13,342,462	19,497,700	18,315,529

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the “Code”) and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and “eligible investors” in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued.

Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

VP STRATEGIC ALLOCATION FUNDS-OF-FUNDS	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2008 (UNAUDITED)

The following table illustrates the asset allocation of the Underlying Funds as of June 30, 2008 (as a percent of net assets).

		ING VP Strategic Allocation Conservative Portfolio		ING VP Strategic Allocation Growth Portfolio		ING VP Strategic Allocation Moderate Portfolio
Affiliated Underlying Funds
ING Institutional Prime Money Market Fund - Class I	%	5.2		2.1		3.2
ING Real Estate Fund - Class I	%	9.2		5.7		7.4
ING Tactical Asset Allocation Fund - Class I	%	9.4		14.5		14.3
ING VP Index Plus International Equity Portfolio - Class I	%	10.5		24.6		17.5
ING VP Index Plus LargeCap Portfolio - Class I	%	7.7		20.7		11.7
ING VP Index Plus MidCap Portfolio - Class I	%	3.1		9.4		6.2
ING VP Index Plus SmallCap Portfolio - Class I	%	3.0		9.2		6.1
ING VP Intermediate Bond Portfolio - Class I	%	51.9		13.8		33.6
Other Assets and Liabilities - Net	%	(0.0	)*	0.0	*	0.0	*

	%	100.0		100.0		100.0

*	Amount is more than (0.05)% or less than 0.05%

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 94.8%
770,768	ING Real Estate Fund - Class I		$10,952,609
1,171,388	ING Tactical Asset Allocation Fund - Class I		11,210,180
1,009,790	ING VP Index Plus International Equity Portfolio - Class I		12,581,982
641,186	ING VP Index Plus LargeCap Portfolio - Class I		9,181,784
242,691	ING VP Index Plus MidCap Portfolio - Class I		3,640,372
278,385	ING VP Index Plus SmallCap Portfolio - Class I		3,577,249
4,848,459	ING VP Intermediate Bond Portfolio - Class I		61,914,819

	Total Long-Term Investments (Cost $117,427,821)		113,058,995

SHORT-TERM INVESTMENTS: 5.2%
	Mutual Fund: 5.2%
6,237,960	ING Institutional Prime Money Market Fund - Class I		6,237,961

	Total Short-Term Investments (Cost $6,237,961)		6,237,961

	Total Investments in Securities (Cost $123,665,782)*	100.0%	$119,296,956
	Other Assets and Liabilities - Net	(0.0)	(12,931)

	Net Assets	100.0%	$119,284,025

*	Cost for federal income tax purposes is $123,678,370.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,400
Gross Unrealized Depreciation	(4,385,814)

Net Unrealized Depreciation	$(4,381,414)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$119,296,956	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$119,296,956	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 97.8%
873,933	ING Real Estate Fund - Class I		$12,418,592
3,321,029	ING Tactical Asset Allocation Fund - Class I		31,782,246
4,336,396	ING VP Index Plus International Equity Portfolio - Class I		54,031,493
3,181,528	ING VP Index Plus LargeCap Portfolio - Class I		45,559,479
1,376,920	ING VP Index Plus MidCap Portfolio - Class I		20,653,799
1,578,700	ING VP Index Plus SmallCap Portfolio - Class I		20,286,297
2,381,959	ING VP Intermediate Bond Portfolio - Class I		30,417,613

	Total Long-Term Investments (Cost $227,415,236)		215,149,519

SHORT-TERM INVESTMENTS: 2.2%
	Mutual Fund: 2.2%
4,715,307	ING Institutional Prime Money Market Fund - Class I		4,715,307

	Total Short-Term Investments (Cost $4,715,307)		4,715,307

	Total Investments in Securities (Cost $232,130,543)*	100.0%	$219,864,826
	Other Assets and Liabilities - Net	0.0	29,421

	Net Assets	100.0%	$219,894,247

*	Cost for federal income tax purposes is $232,153,774.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$73,153
Gross Unrealized Depreciation	(12,362,101)

Net Unrealized Depreciation	$(12,288,948)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$219,864,826	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$219,864,826	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 96.8%
1,168,786	ING Real Estate Fund - Class I		$16,608,455
3,331,243	ING Tactical Asset Allocation Fund - Class I		31,879,991
3,132,736	ING VP Index Plus International Equity Portfolio - Class I		39,033,891
1,823,596	ING VP Index Plus LargeCap Portfolio - Class I		26,113,888
920,604	ING VP Index Plus MidCap Portfolio - Class I		13,809,067
1,055,851	ING VP Index Plus SmallCap Portfolio - Class I		13,567,689
5,884,044	ING VP Intermediate Bond Portfolio - Class I		75,139,236

	Total Long-Term Investments (Cost $226,530,737 )		216,152,217

SHORT-TERM INVESTMENTS: 3.2%
	Mutual Fund: 3.2%
7,097,817	ING Institutional Prime Money Market Fund - Class I		7,097,817

	Total Short-Term Investments (Cost $7,097,817)		7,097,817

	Total Investments in Securities (Cost $233,628,554)*	100.0%	$223,250,034
	Other Assets and Liabilities - Net	(0.0)	(21,788)

	Net Assets	100.0%	$223,228,246

*	Cost for federal income tax purposes is $233,650,697.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$42,299
Gross Unrealized Depreciation	(10,442,962)

Net Unrealized Depreciation	$(10,400,663)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$223,250,034	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$223,250,034	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-SAIS	(0608-082008)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.
(a)(3)	Not required for semi-annual filing.
(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 5, 2008

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date: September 5, 2008